MARKET RISK (Tables)	12 Months Ended
Dec. 31, 2018
Market Risk Tables Abstract
Foreign currency exposure
IN MILLIONS OF USD	USD 1	EURO	CAD	OTHER	TOTAL
DECEMBER 31, 2018
Monetary assets	1.1	-	-	-	1.1
Monetary liabilities	6.8	0.9	-	0.3	8.0
Net currency exposure	(5.7)	(0.9)	-	(0.3)	(6.9)
DECEMBER 31, 2017
Monetary assets	0.6	-	3.7	-	4.3
Monetary liabilities	6.3	0.1	-	0.2	6.6
Net currency exposure	(5.7)	(0.1)	3.7	(0.2)	(2.3)

1	USD held by Canadian subsidiaries.

Foreign exchange rate sensitivity
IN MILLIONS OF USD	31.12.2018	31.12.2017
Effect on the consolidated statements of comprehensive income - profit (loss) of USD	0.3	0.3
Effect on the consolidated statements of comprehensive income - profit (loss) of EUR	0.0	0.0
Effect on the consolidated statements of comprehensive income - profit (loss) of CAD	-	(0.2)